Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	$ 347	$ 0
Deferred costs	294	0
Deferred financing fees	328	0
Other	54	300
Other assets	$ 1,023	$ 300